Leases - Schedule of Operating Leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Lease [Line Items]
Operating lease Right-of-use assets	¥ 6,169,983	¥ 6,132,812	$ 869,024
Operating lease liabilities – current	2,590,785	1,413,110	364,904
Operating lease liabilities – non-current	4,045,089	4,824,198	569,739
Total operating lease liabilities	6,635,874	6,237,308
Finance lease assets
Property, plant and equipment, at cost	335,758
Accumulated depreciation	(206,620)
Property, plant and equipment, net	129,138
Finance lease liabilities – current	103,310		14,551
Finance lease liabilities – non-current	37,411		$ 5,269
Total finance lease liabilities	140,721
Operating lease expenses:
Operating lease expenses	2,706,804	3,585,998
Short-term lease expenses	113,200	527,470
Total operating lease expenses	2,820,004	4,113,468
Finance lease expenses:
Amortization expenses	51,376
Interest expenses	7,158
Total finance lease expenses	58,534
Total lease expenses	¥ 2,878,538	¥ 4,113,468
Weighted average remaining lease term (years)
Weighted average remaining lease term (years) operating leases	4 years 9 months 18 days	5 years 8 months 12 days	4 years 9 months 18 days
Weighted average remaining lease term (years) finance leases	1 year 3 months 18 days		1 year 3 months 18 days
Weighted average discount rate
Weighted average discount rate operating leases	4.90%	4.60%	4.90%
Weighted average discount rate finance leases	8.90%		8.90%
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 2,423,083	¥ 3,228,307
Operating cash outflows from finance leases (interest payments)	7,158
Financing cash outflows from finance leases	58,933
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases
Operating leases		3,436,448
Property Subject to Operating Lease [Member]
Non-cash information on lease liabilities arising from obtaining ROU assets
Operating leases	¥ 2,423,082	¥ 742